Other assets (Details) - COP ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Current
Partners in joint operations	[1]	$ 519,460	$ 583,656
Advanced payments to contractors and suppliers		221,767	103,762
Prepaid expenses		191,168	115,866
Related parties (Note 29)		19,214	7,716
Other assets		68,819	69,425
Total current		1,020,428	880,425
Non-current
Abandonment and pension funds	[2]	392,084	323,621
Employee benefits		213,645	202,012
Trust funds		147,471	32,748
Advances and deposits		61,556	74,225
Judicial deposits and attachments		43,137	43,248
Other assets		2,837	5,155
Total non-current		$ 860,730	$ 681,009

[1]	Corresponds to the net amount of cash calls and cutbacks generated in relation to the operations carried out with partners through Exploration and Production (E&P) contracts, Technical Evaluations (TEA) contracts and agreements entered in to with the National Hydrocarbons Agency (ANH), as well as through association contracts and other types of contracts.
[2]	Corresponds to Ecopetrol’s share in trusts established to support costs of abandonment of wells and dismantling of facilities, as well as the payment of future retirement pensions in some association contracts.